Securities - Summary of Securities Available for Sale Sold (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities [Abstract]
Proceeds received from sale	$ 36,350	$ 60,369
Gross Gains on sale	$ 208	$ 195